CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (UNAUDITED) - 3 months ended Mar. 31, 2021 - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Income	Retained Earnings
Beginning balance (in shares) at Dec. 31, 2020	52,788,093	52,788,093
Beginning balance at Dec. 31, 2020	$ 1,850,236	$ 4,580	$ 617,104	$ 1,134	$ (35,477)	$ 1,262,895
Comprehensive income:
Net income	97,122					97,122
Currency translation adjustment	(19,151)				(19,151)
Currency impact of long term funding (net of tax)	(402)				(402)
Amortization of interest rate hedge	56				56
Total comprehensive income	77,625				(19,497)	97,122
Exercise of share options (in shares)		0
Exercise of share options	0	$ 0	0
Issue of restricted share units (in shares)		70,097
Issue of restricted share units	5	$ 5
Non-cash stock compensation expense	6,310		6,310
Share issuance costs	(5)		(5)
Share repurchase program (in shares)		0
Share repurchase program	0	$ 0		0		0
Share repurchase costs	$ 0					0
Ending balance (in shares) at Mar. 31, 2021	52,858,190	52,858,190
Ending balance at Mar. 31, 2021	$ 1,934,171	$ 4,585	$ 623,409	$ 1,134	$ (54,974)	$ 1,360,017